Document And Entity Information (USD $)	9 Months Ended
	Dec. 31, 2010	Jan. 31, 2011	Sep. 30, 2009
Document and Entity Information [Abstract]
Entity Registrant Name	OPTI INC
Document Type	10-Q
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		11,645,903
Entity Public Float			$ 6,681,981
Amendment Flag	true
Amendment Description	Add the XBRL exhibit.
Entity Central Index Key	0000899297
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec 31, 2010
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	Q3

BALANCE SHEETS (in thousands) (USD $) In Thousands	Jun. 30, 2011	Mar. 31, 2011
Current assets:
Cash and cash equivalents	$ 23,872	$ 25,779
Prepaid expenses and other current assets	72	105
Income tax receivable	1,370
Deferred tax asset	411	556
Total current assets	25,725	26,440
Property and equipment, at cost
Machinery and equipment	62	62
Furniture and fixtures	17	17
[PropertyPlantAndEquipmentGross]	79	79
Accumulated depreciation	(71)	(70)
[PropertyPlantAndEquipmentNet]	8	9
Other assets
Non-current deferred tax assets	579	783
Total other assets	579	783
Total assets	26,312	27,232
Current liabilities:
Accounts payable	120	32
Accrued expenses	461	211
Accrued employee compensation	1	684
Total current liabilities	582	927
Other liabilities:
Non-current taxes payable	4,098	4,098
Total liabilities	4,680	5,025
Common stock
Issued and outstanding – 11,646 at June 30, 2011 and March 31, 2011	13,544	13,544
Retained earnings	8,088	8,663
Total stockholders’ equity	21,632	22,207
Total liabilities and stockholders’ equity	$ 26,312	$ 27,232

BALANCE SHEETS (in thousands) (Parentheticals) In Thousands	Jun. 30, 2011	Mar. 31, 2011
Preferred stock authorized	5,000	5,000
Common stock issued	11,646	11,646
Common stock shares outstanding	11,646	11,646
Common stock shares authorized	50,000	50,000

Condensed Consolidated Statements of Operations (USD $) In Thousands, except Per Share data	3 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Sales
License and royalties		$ 35,125
Net sales		35,125
Costs and expenses
Selling, general and administrative	873	1,862
Total costs and expenses	873	1,862
Operating income (loss)	(873)	33,263
Interest and other income, net	4	2
Income (loss) before provision for income taxes	(869)	33,265
Income tax provision (benefit)	(294)	13,475
Net income (loss)	$ (575)	$ 19,790
Basic net income (loss) per share (in Dollars per share)	$ (50)	$ 1,700
Shares used in computing basic per share amounts (in Shares)	11,646	11,642
Diluted net income (loss) per share (in Dollars per share)	$ (50)	$ 1,700
Shares used in computing diluted per share amounts (in Shares)	11,646	11,646

Statement of Cash Flows (USD $) In Thousands	3 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash flows from operating activities:
Net income (loss)	$ (575)	$ 19,790
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation	1	1
Deferred income taxes	349	11,441
Changes in operating assets and liabilities:
Accounts receivable		(21,000)
Prepaid expenses and other current assets	33	(27)
Income taxes receivable	(1,370)
Accounts payable	88	(1,667)
Accrued expenses	250	106
Accrued employee compensation	(683)	618
Income taxes payable		2,034
Net cash provided by (used in) operating activities	(1,907)	11,296
Net increase (decrease) in cash and cash equivalents	(1,907)	11,296
Cash and cash equivalents, beginning of period	25,779	3,578
Cash and cash equivalents, end of period	$ 23,872	$ 14,874

1. Basis of Presentation	3 Months Ended
Jun. 30, 2011
Basis of Presentation and Significant Accounting Policies [Text Block]
1.             Basis of Presentation

The information as of June 30, 2011 and for the three month periods ended June 30, 2011 and 2010, are unaudited, but include all adjustments (consisting of normal recurring adjustments) which the Company’s management believes to be necessary for the fair presentation of the financial position, results of operations and cash flows for the periods presented.  Interim results are not necessarily indicative of results for a full year.

The accompanying financial statements should be read in conjunction with the Company’s audited financial statements for the year ended March 31, 2011, which are included in the annual report on Form 10-K filed by the Company with the Securities and Exchange Commission.

Use of Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from those estimates under different assumptions or conditions.

Summary of Significant Accounting Policies, Income Taxes

Income taxes are calculated under Accounting Standard Codification Topic 740 “Accounting for Income Taxes”.  Under ASC 740, the liability method is used in accounting for income taxes, which includes the effects of deferred tax assets or liabilities.  Deferred tax assets or liabilities are recognized for the expected tax consequences of temporary differences between the financial statement and tax bases of assets and liabilities using the enacted tax rates that will be in effect when these differences reverse. The Company provides a valuation allowance to reduce deferred tax assets to the amount that is expected, based on whether such assets are more likely than not to be utilized.

2. Net Income (Loss) Per Share	3 Months Ended
Jun. 30, 2011
Earnings Per Share Reconciliation Disclosure
2.             Net Income (Loss) Per Share

Basic net income (loss) per share is computed by dividing net income (loss) by the average number of common shares outstanding during the period.

Diluted net income (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares that would be outstanding if all convertible securities were converted into common stock.

The following table sets forth the computation of basic and diluted net income (loss) per share (in thousands, except per share amounts):

	Three Months Ended
	June 30,
	2011	2010

Net income (loss)	$(575)	$19,790
Weighted average number of common shares outstanding	11,646	11,642
Basic net income (loss) per share	$(0.05)	$1.70
Weighted average number of common shares outstanding	11,646	11,642
Effect of dilutive securities:
Employee stock options	—	4
Denominator for diluted net income (loss) per share	11,646	11,646
Diluted net income (loss) per share	$(0.05)	$1.70

The Company has excluded options for the purchase of 4,000 shares of common stock from the calculation of diluted net (loss) per share for the three month period ended June 30, 2011, because such securities were anti-dilutive.

3. Taxes	3 Months Ended
Jun. 30, 2011
Income Tax Disclosure [Text Block]
3.           Taxes

As part of the process of preparing the unaudited condensed consolidated financial statements, the Company is required to estimate its income taxes in each of the jurisdictions in which it operates.  This process involves estimating the current tax liability under the most recent tax laws and assessing temporary differences resulting from differing treatment of items for tax and accounting purposes.  These differences result in deferred tax assets and liabilities, which are included in the unaudited condensed consolidated balance sheet.

Income tax expense (benefit) for the three months ended June 30, 2011, was ( $0.3) million, or 33.9% of pre-tax income, compared to  $13.5 million, or 40.5% of pre-tax income for the three months ended June 30, 2010.  The effective tax rate for the three months ended June 30, 2011 approximates the U.S. Federal statutory rate of 34%.  The effective tax rate for the three months ended June 30, 2010 differs from the U.S. Federal statutory rate of 34% primarily due to current state income taxes.

As of June 30, 2011, the Company’s total gross unrecognized tax benefit did not materially change with the balance as of March 31, 2011.  The Company has recorded a liability of approximately  $4.1 million representing unrecognized tax benefits relating to Federal and State R&D credits.  All of this amount would impact the Company’s effective tax rate, if recognized.  No interest or penalties are recorded in this balance.

4. Cash and Cash Equivalents	3 Months Ended
Jun. 30, 2011
Cash and Cash Equivalents Disclosure [Text Block]
4.             Cash and Cash Equivalents

The following is a summary as of June 30 and March 31, 2011 (in thousands):

	June 30,	March 31,
	2011	2011

Cash	$100	$100
Money markets funds	23,772	25,679
	$23,872	$25,779

The accounting standard for fair value establishes a framework for measuring fair value and requires disclosures about fair value measurements by establishing a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and lowest priority to unobservable inputs (Level 3 measurements).  The three levels of the fair value hierarchy are described below:

Level I	—	Observable inputs such as quoted prices in active markets;
Level II	—	Inputs other than the quoted prices in active markets that are observable either directly or indirectly; and
Level III	—
Unobservable inputs in which there is little or no market data, which requires the Company to develop its own assumptions. This hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value. On a recurring basis, the Company measures its investments and marketable securities at fair value.

As of June 30, 2011and March 31, 2011, the Company had investments in money market funds of  $23.8 million and  $25.7 million, respectively, in cash equivalents classified as Level I of the fair market hierarchy and no Level II or Level III investments.

5. Commitments	3 Months Ended
Jun. 30, 2011
Commitments and Contingencies Disclosure [Text Block]
5.             Commitments

The Company leases its facility under a non-cancelable operating lease that expires in December 2011.

Rental expense for the operating lease amounted to  $29,000 and  $29,000, respectively, for the three months ended June 30, 2011 and June 30, 2010.

Future minimum lease commitments by fiscal year for all facility leases are as follows:

March 31, 2012	$58,593
Total lease commitment	$58,593

6. Subsequent Events	3 Months Ended
Jun. 30, 2011
Subsequent Events [Text Block]
6.             Subsequent Events

On June 9, 2011, S. Muoio & Co. LLC (“SMC”) filed a Complaint to Determine Validity of Election of Corporate Directors and for Ancillary Injunctive Relief (the “Complaint”) in the Superior Court of the State of California for the County of Santa Clara.

The Complaint challenged the validity of the election of corporate directors conducted by OPTi at its annual meeting of shareholders held May 23, 2011 (“Annual Meeting”) in Palo Alto, CA.  SMC specifically sought a determination that its proposed candidate, Robert H. Edelman, was elected by having the most votes of any candidate at the annual meeting, and related relief.  The Company believes that Mr. Edelman was not properly nominated and contested the allegations in the Complaint.

On June 10, 2011, the Court set an expedited hearing as required by California Corporations Code Section 709.  The hearing was held on July 18, 2011, in the Santa Clara County Superior Court.

On July 28, 2011, the Court ruled in favor of the Company.  The Company will report the Court’s formal Statement of Decision when the decision has been finalized in approximately thirty to sixty days.

The Company’s largest shareholder has recently increased its ownership from 28% to 34% of the Company’s outstanding common stock and has attempted to obtain representation on the Board of Directors.  See Item 1 Legal Proceedings.  Such shareholder has indicated in its public filings with the Securities and Exchange Commission that it may engage in discussions with the Company regarding the timing and characterization of cash distributions to shareholders and the potential orderly liquidation of the Company.   The shareholder has also reserved the right to take any and all actions that it deems appropriate to maximize the value of its investment in the Company.